Schedule of balances due to related parties (Details) - USD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	$ 32,680,707	$ 22,356	$ 24,087
Due to the President and CEO
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	484	19,455	7,586
Due to current and former directors and officers of the Company
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	316,261	2,901	0
Due to a director and CFO of the Company
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	1,888	0	16,501
Due to former director of Oregon operations of EFF
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	301,213	0	0
Due to the CEO of EFF
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	301,213	0	0
Due to significant shareholder
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	$ 31,759,648	$ 0	$ 0